Schedule of other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Foreign exchange	$ 700
Amortization	1,800
At June 30, 2021	(24,478)	$ (21,308)	$ (21,151)
Foreign exchange	(700)
At June 30, 2023	42,900	24,478	21,308	$ 21,151	$ 40,600
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	28,558	24,625	25,719	11,036
Foreign exchange		123	(1,265)	1,034
Amortization		3,857	4,252	559
Acquisitions				14,144
Disposals		(47)	(9)	(550)
Prior year restatement				(504)
Reclass to Assets held for sale			(4,072)
Oher intangible assets, Amortization		28,558	24,625	25,719
Foreign exchange		(123)	1,265	(1,034)
Reclass to Assets held for sale			4,072
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	4,080	3,317		3,106
Foreign exchange		(68)	417	295
Amortization			860
Disposals
Reclass to Assets held for sale			1,694
Oher intangible assets, Amortization		4,080	3,317
Amortization		831		1,167
At June 30, 2021			4,568
Foreign exchange		68	(417)	(295)
Reclass to Assets held for sale			(1,694)
At June 30, 2023				(4,568)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	(1,049)	(1,429)	(3,623)
At June 30, 2023		1,049	1,429	3,623
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	2,556	2,552	5,781	4,382
Foreign exchange		4	(542)	411
Amortization				46
Acquisitions				1,492
Disposals				(550)
Prior year restatement
Reclass to Assets held for sale			(2,687)
Oher intangible assets, Amortization		2,556	2,552	5,781
Foreign exchange		(4)	542	(411)
Reclass to Assets held for sale			2,687
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	1,507	1,123		1,405
Foreign exchange		(1)	208	131
Amortization			405
Disposals
Reclass to Assets held for sale			1,232
Oher intangible assets, Amortization		1,507	1,123
Amortization		385		622
At June 30, 2021			2,158
Foreign exchange		1	(208)	(131)
Reclass to Assets held for sale			(1,232)
At June 30, 2023				(2,158)
Brand names [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	(714)	(868)	(2,173)
At June 30, 2023		714	868	2,173
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	1,338	1,363	3,028	2,399
Foreign exchange		(25)	(271)	225
Amortization
Acquisitions				404
Disposals			(9)
Prior year restatement
Reclass to Assets held for sale			(1,385)
Oher intangible assets, Amortization		1,338	1,363	3,028
Foreign exchange		25	271	(225)
Reclass to Assets held for sale			1,385
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	624	495		572
Foreign exchange		(8)	79	54
Amortization			181
Disposals
Reclass to Assets held for sale			462
Oher intangible assets, Amortization		624	495
Amortization		137		229
At June 30, 2021			855
Foreign exchange		8	(79)	(54)
Reclass to Assets held for sale			(462)
At June 30, 2023				(855)
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	(2,219)	(2,581)	(3,116)
At June 30, 2023		2,219	2,581	3,116
Favorable supply contracts [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	3,951	4,108	4,484	4,099
Foreign exchange		(157)	(376)	385
Amortization
Acquisitions
Disposals
Prior year restatement
Reclass to Assets held for sale
Oher intangible assets, Amortization		3,951	4,108	4,484
Foreign exchange		157	376	(385)
Reclass to Assets held for sale
Favorable supply contracts [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	1,732	1,527		978
Foreign exchange		(61)	115	92
Amortization			274
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		1,732	1,527
Amortization		266		298
At June 30, 2021			1,368
Foreign exchange		61	(115)	(92)
Reclass to Assets held for sale
At June 30, 2023				(1,368)
Solar Projects [Member]
IfrsStatementLineItems [Line Items]
Amortization		400
At June 30, 2021	(12,678)	(12,622)	(11,744)
At June 30, 2023		12,678	12,622	11,744
Solar Projects [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	12,678	12,622	11,744
Foreign exchange
Amortization		103	878
Acquisitions				12,248
Disposals		(47)
Prior year restatement				(504)
Reclass to Assets held for sale
Oher intangible assets, Amortization		12,678	12,622	11,744
Foreign exchange
Reclass to Assets held for sale
Solar Projects [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization
Foreign exchange
Amortization
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization
Amortization
At June 30, 2021
Foreign exchange
Reclass to Assets held for sale
At June 30, 2023
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	(7,771)	(3,789)	(495)
At June 30, 2023		7,771	3,789	495
Capitalised development expenditure [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	7,832	3,805	513
Foreign exchange		302	(63)
Amortization		3,725	3,355	513
Acquisitions
Disposals
Prior year restatement
Reclass to Assets held for sale
Oher intangible assets, Amortization		7,832	3,805	513
Foreign exchange		(302)	63
Reclass to Assets held for sale
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	61	16
Foreign exchange		2	2
Amortization
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		61	16
Amortization		43		18
At June 30, 2021			18
Foreign exchange		(2)	(2)
Reclass to Assets held for sale
At June 30, 2023				(18)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	(47)	(19)
At June 30, 2023		47	19
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	203	175	169	156
Foreign exchange		(1)	(13)	13
Amortization		29	19
Acquisitions
Disposals
Prior year restatement
Reclass to Assets held for sale
Oher intangible assets, Amortization		203	175	169
Foreign exchange		1	13	(13)
Reclass to Assets held for sale
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	$ 156	156		151
Foreign exchange			13	18
Amortization
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		156	156
Amortization
At June 30, 2021			169
Foreign exchange			(13)	(18)
Reclass to Assets held for sale
At June 30, 2023				$ (169)